Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and contingencies
Schedule of capital expenditure commitments

	As of December 31,
	2023	2024
	RMB	RMB
Less than one year	227,875	36,483
One to three years	146,227	88,878
Four to five years	13,752	—
Total	387,854	125,361